Derivatives and Other Financial Instruments (Summary of Derivative Instruments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 number		Dec. 31, 2010
Fair-Value	$ 9,000	[1]	$ (3,800,000)	[1]
Number of Interest Rate Swaps	2
Current Notional Amount	150,000,000
Derivative, Maturity Date	Aug. 01, 2011
Interest Rate Swaps (A & B) [Member]
Fair-Value			(3,826,000)	[1],[2]
Other [Member]
Fair-Value	$ 9,000	[1],[3]	$ 26,000	[1],[3]

[1]	Fair-value of derivative instruments does not include any related accrued interest payable, which is included in accrued expenses on the accompanying consolidated balance sheets. Derivative valuations are classified in Level 2 of the fair-value hierarchy.
[2]	Two interest rate swaps with an aggregate notional amount of $150.0 million expired on August 1, 2011.
[3]	Includes stock purchase warrants that are recorded as derivative instruments and are reflected in other assets on the accompanying consolidated balance sheets. Changes in the fair-value of the stock purchase warrants are included in earnings in the period in which they occur.